Other Long-Term Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Post-retirement and post-employment benefit liability (Note 19)	$ 1,705	$ 1,406
Pension benefit liability (Note 19)	1,125	547
Environmental liabilities (Note 20)	111	139
Lease obligations (Note 22)	66
Due to related parties (Note 28)	40	41
Long-term accounts payable	5	11
Asset retirement obligations (Note 21)	10	10
Other liabilities	11	10
Other long-term liabilities	$ 3,073	$ 2,164